Share-based payments (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Input Parameters Discount for Lack of Marketability

Input parameters (DLOM)	2021	2020
Expected life	0.5 years	0.5–3 years
Expected volatility	58.6%	74.1%–78.4%
Expected dividend yield	0.0%	0.0%